CAPITALIZED SOFTWARE	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
CAPITALIZED SOFTWARE.
CAPITALIZED SOFTWARE

5. Capitalized Software, net

The Company capitalizes certain costs related to the development and implementation of cloud computing software. Costs incurred during the application development phase are capitalized only when the Company believes it is probable the development will result in new or additional functionality. The types of costs capitalized during the application development phase include employee compensation, as well as consulting fees for third‑party developers working on these projects. The capitalized costs are amortized on a straight‑line basis over the estimated useful life of the asset, which is typically 3 years.

The Company incurred $0.1 million in amortization expense in each of the nine month periods ended September 30, 2020 and 2019.

Capitalized software, net at the each balance sheet date consists of the following (in thousands):

	September 30, 2020	December 31, 2019
Capitalized software development costs	$1,127	$1,127
Accumulated amortization	(770)	(237)
Impairment	—	(444)
Total capitalized software costs	$357	$446

The Company expects to incur amortization expense of $0.1 million for the remaining three months of 2020, and $0.1 million in each of the years ending 2021, and 2022.

6. CAPITALIZED SOFTWARE

The Company capitalizes certain costs related to the development and implementation of cloud computing software. Costs incurred during the application development phase are capitalized only when the Company believes it is probable the development will result in new or additional functionality. The types of costs capitalized during the application development phase include employee compensation, as well as consulting fees for third‑party developers working on these projects. The capitalized costs are amortized on a straight‑line basis over the estimated useful life of the asset, which is typically 3 years.

The Company incurred $0.2 million and $18,000 in amortization expense for the years ended December 31, 2019 and 2018, respectively. The Company recorded an impairment charge of $0.4 million in the year ended December 31,  2019, for software that will no longer be utilized by the Company.

Capitalized software consists of the following (in thousands):

	Years Ended December 31,
	2019	2018
Capitalized software development costs	$1,127	$806
Accumulated amortization	(237)	(18)
Impairment	(444)	—
Total capitalized software costs	$446	$788

The Company expects to incur amortization expense of $0.2 million, $0.1 million, and $0.1 million for the years ending 2020, 2021, and  2022, respectively.